Statements of Operations - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue	$ 0	$ 0	$ 0	$ 0
Operating expenses:
Research and development	38,409	496,659	260,418	616,498
General and administrative	184,344	924,041	477,810	1,847,613
Depreciation	0	977		1,629
Total operating expense	222,753	1,421,677	738,228	2,465,740
Loss from operations	(222,753)	(1,421,677)	(738,228)	(2,465,740)
Other expense:
Interest expense	(1,562)	(10,402)	(10,132)	(37,307)
Net loss	$ (224,315)	$ (1,432,079)	$ (748,360)	$ (2,503,047)
Net loss per common share - basic and diluted (in dollars per share)	$ (0.05)	$ (0.12)	$ (0.13)	$ (0.28)
Weighted average common shares outstanding - basic and diluted (in shares)	4,320,015	11,579,239	5,691,803	9,066,804
Moleculin, LLC [Member]
Revenue					$ 0	$ 0
Operating expenses:
Research and development					125,442	798,785
General and administrative					328,570	839,556
Depreciation					11,336	11,005
Total operating expense					465,348	1,649,346
Loss from operations					(465,348)	(1,649,346)
Other expense:
Gain on extinguishment of liability					548,630	0
Other income					550	800
Interest expense					(449,643)	(160,540)
Total other income (expense)					99,537	(159,740)
Net loss					$ (365,811)	$ (1,809,086)